Summary of Significant Accounting Policies and Going Concern (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of instruments at fair value using level 3 valuation
	At March 31, 2021			At September 30, 2020
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative Liability	-	-	$144,937	-	-	$128,628

	At September 30, 2020			At September 30, 2019
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative Liability	-	-	$128,628	-	-	$128,628

Schedule of roll forward of the level 3 valuation financial instruments
Derivative Liabilities
Balance at September 30, 2020	$128,628
Reclassification of derivative liability upon conversion	(8,851)
Changes in fair market value during the six months ended March 31, 2021	25,160
Balance at March 31, 2021	$144,937

Derivative Liabilities
Balance at September 30, 2018	$258,296
Charged to derivative expense on assignment and restatement of note	15,971
Classified as initial debt discount on assignment and restatement of note	62,500
Reduction of derivative recorded as gain on extinguishment upon conversions	(78,471)
Warrant exercises (partial)	(138,430)
Fair Value adjustment - warrants	9,355
Fair Value adjustments - convertible note	(593)
Balance at September 30, 2019	128,628
Changes and adjustments during the year ended September 30, 2020	-
Balance at September 30, 2020	$128,628

Schedule of potentially dilutive securities
	March 31, 2021	September 30, 2020
Stock options	17,673	17,755
Warrants	11,859,616	25,484,484
Related party convertible debt and accrued interest	40,101,615	526,400,307
Third party convertible debt (including senior debt)	880,053,346	2,068,874,206
Total	932,032,250	2,620,776,752

	September 30, 2020	September 30, 2019
Stock options	17,755	17,775
Warrants	25,484,484	1,198,271
Related party convertible debt and accrued interest	526,400,307	11,162,896
Third party convertible debt (including senior debt)	2,068,874,206	83,780,049
Total	2,620,776,752	96,158,991